Commitments and Contingencies Rental Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term Purchase Commitment [Line Items]
Rental expense	$ 18,513	$ 15,530	$ 15,882